Intangible assets (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Distribution Of Electricity Concession Agreement [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible Assets	R$ 9,788,358	R$ 8,317,327
Generation Concession Agreement [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible Assets	6,775,081	2,801,702	R$ 2,252,615
Other [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible Assets	60,171	51,060	R$ 41,178
Intangible Assets	R$ 16,623,610	R$ 11,170,089